UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported):  February 14, 2014

SerVertis Grantor Trust Holdings, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:  025-00679

Central Index Key Number of securitizer:  0001542182

Name and telephone number, including area code, of the person to contact in connection with this filing:  Michael Szymanski, President, (732) 978-7518

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), SerVertis Grantor Trust Holdings, LLC, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1.  As of July 29, 2013 and November 21, 2013, the only trusts for which the Securitizer has filed Forms ABS-15G, the obligation to repurchase pool assets loans for breaches of representations and warranties (a “Repurchase Obligation”) for CSMC Trust 2011-11 and CSMC Trust 2011-3, respectively, was terminated.  The date of the last payment on any asset-backed security as to which there was an associated Repurchase Obligation was in August, 2013 for CMSC Trust 2011-11, and in December, 2013 for CMSC Trust 2011-3.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2014

SerVertis Grantor Trust Holdings, LLC
      (Securitizer)

By: ZAIS Group, LLC, its Co-Manager

By:  /s/ Michael Szymanski
        Name:  Michael Szymanski
        Title:    President

By: Green Tree Investment Management LLC,
        its Co-Manager

By:  /s/ Jeffrey Hilligoss
        Name:  Jeffrey Hilligoss
        Title:    President